Equity-settled share-based transactions - Ordinary shares of the Company issues (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Class A ordinary shares | Ordinary shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued for advisors (in shares)	6,148	721,106
Share options | RSUs granted to third parties
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from equity-settled share-based payment transactions	$ 0	$ 4,132,000